Income Tax and Social contribution - Schedule of Income Tax Losses Offsetting Against Future Taxable Profits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net tax losses	R$ 1,829,244	R$ 1,940,059
Income tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax loss carryforwards	457,311	485,015
Social contribution negative base tax carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Social contribution negative base tax carryforwards	R$ 164,632	R$ 174,605